Note 3 - Loans and Allowance for Loan Losses (Details) - Loans by Category (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 493,437,064	$ 472,356,822
Allowance for loan losses	(6,588,597)	(7,801,600)	(8,740,000)	(10,613,000)
Deferred loan fees/costs, net	(261,831)	(175,368)
Net loans	486,586,636	464,379,854
One to Four Family Units [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	97,900,814	93,797,650
Multi-Family Units [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	33,785,959	46,188,434
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	36,784,584	43,266,130
Real Estate Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	215,605,054	179,079,433
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	92,114,216	92,721,783
Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 17,246,437	$ 17,303,392